Parent company financial statement	12 Months Ended
Jun. 30, 2020
Parent company financial statement
Parent company financial statement

25    Parent company financial statement

The following condensed parent company financial information of Hailiang Education Group Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

FOR THE YEARS ENDED JUNE 30, 2018, 2019 AND 2020

(Amounts in thousands)

	2018	2019	2020
	RMB	RMB	RMB
Cost of revenue	(2,299)	—	—

Gross loss	(2,299)	—	—
Administrative expenses	(9,124)	(8,176)	(10,060)

Operating loss	(11,423)	(8,176)	(10,060)

Net finance expenses	(17)	—	—

Loss before tax	(11,440)	(8,176)	(10,060)

Loss	(11,440)	(8,176)	(10,060)
Other comprehensive (loss)/income-foreign currency translation differences	(3,016)	4,086	2,966

Total comprehensive loss	(14,456)	(4,090)	(7,094)

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF FINANCIAL POSITION

AS OF JUNE 30, 2019 AND 2020

(Amounts in thousands)

	2019	2020
	RMB	RMB
Assets
Other receivables due from subsidiaries	24,994	27,237
Non-current assets	24,994	27,237
Other receivables due from related parties	79,265	69,591
Other current assets	—	225
Cash	390	891
Current assets	79,655	70,707
Total assets	104,649	97,944
Shareholders’ equity
Share capital	268	268
Share premium	134,583	134,583
Translation reserve	13,195	16,161
Accumulated losses	(45,679)	(55,739)
Total shareholders’ equity	102,367	95,273

Liabilities
Other payables due to third parties	2,280	2,669
Other payables due to related parties	2	2
Current liabilities	2,282	2,671
Total liabilities	2,282	2,671
Total shareholders’ equity and liabilities	104,649	97,944

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED JUNE 30, 2018, 2019 AND 2020

(Amounts in thousands)

	2018	2019	2020
	RMB	RMB	RMB
Cash flows from operating activities
Loss for the year	(11,440)	(8,176)	(10,060)
Adjustments for:
Change in other payables due to third parties	1,393	887	389
Change in other payables due to a related party	1	—	—
Changes in other current assets	—	—	(225)
Change in other receivable due from subsidiaries	(152)	(4,664)	(1,528)
Change in other receivable due from related parties	3,623	(201)	—
Net cash used in operating activities	(6,575)	(12,154)	(11,424)
Cash flows from investing activities

Repayment of loans from a related party	—	12,412	11,850
Net cash generated from investing activities	—	12,412	11,850
Cash flows from financing activities
Loans made from a related party	7,609	—	—
Net cash from financing activities	7,609	—	—
Effect of movements in exchange rates on cash	(3,016)	(394)	75
Net (decrease) / increase in cash	(1,982)	(136)	501
Cash at the beginning of the year	2,508	526	390
Cash at end of the year	526	390	891
Non-cash transaction:
Net settlement of a loan made to a related party with a loan borrowed from a related party	(7,609)	—	—